Incentive Plan Items	3 Months Ended
Mar. 31, 2020
Incentive Plan Items
Incentive Plan Items

NOTE 8.	INCENTIVE PLAN ITEMS:

During the three months ended March 31, 2020, the Company has not granted any restricted stock units and stock options to purchase Company’s common stock to key employees or directors out of Company’s 2015 Equity Incentive Award Plan. The company has booked charges of $19,810 as stock compensation expenses for the three months ended March 31, 2020 and $0.3 million for the three months ended March 31, 2019.